Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of federal and state statutory tax rates and the provision for income tax benefit

	2025	2024
Federal	$—	$—
Foreign	—	—
State & Local	(506,615)	(409,114)
Income tax benefit	$(506,615)	$(409,114)

Schedule of deferred tax assets and liabilities

	2025	2024
Net operating loss carry forwards	$29,960,000	$28,438,000
Orphan drug and research and development credit carry forwards	10,298,000	9,617,000
Equity based compensation	44,000	227,000
Intangible and fixed assets	1,410,000	1,401,000
Capitalized research and development	3,497,000	2,482,000
Lease liability	37,000	69,000
Other	—	(85,000)
Total	45,246,000	42,149,000
Valuation allowance	(45,216,000)	(42,087,000)
Net deferred tax assets	30,000	62,000
Right of use asset	(30,000)	(62,000)
Total gross deferred tax liabilities	(30,000)	(62,000)
Net deferred tax assets	$—	$—

Schedule of federal and state statutory tax rates and the provision for income tax benefit

	2025	2024
Federal tax at statutory rate	(21.0)%	(21.0)%
State tax benefits, plus sale of NJ NOL, net of federal benefit	(7.6)	(12.2)
Foreign tax rate difference	—	—
Orphan drug and research and development credits	(6.0)	(8.1)
Permanent differences	0.9	1.3
Foreign NOL adjustments	1.0	0.6
Expiration of tax attributes	1.3	15.2
Change in valuation allowance	27.0	19.5
Income tax benefit	(4.4)%	(4.7)%